6. STOCK COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Stock Compensation Tables
Schedule of stock based compensation expense
	Years Ended December 31,
	2012	2011
Employee stock based compensation-option grants	$238,500	$89,963
Employee stock based compensation-stock grants	13,500	28,500
Non-Employee stock based compensation-option grants	297,011	252,378
Non-Employee stock based compensation-stock grants	881,547	65,454
Non-Employee stock based compensation-stock warrant	50,684	38,264
	$1,481,242	$474,559